Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Estimated Useful Lives	Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Identifiable Intangible Assets Amortized over their estimated useful lives using the straight line method	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyright	1 year
License	3.2-10 years
Technology	3 years
User base	5 years
Trade name	10 years

Components of Revenues
The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2019
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	12,448,131	—	—
Value-added services	2,846,057	1,259,906	—
Mobile marketing	331,822	—	—
Mobile games	92,451	—	—
Other services	22,354	—	14,368

Total	15,740,815	1,259,906	14,368

	For the year ended December 31, 2018
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	10,709,491	—	—
Value-added services	1,465,152	417,998	—
Mobile marketing	500,321	—	—
Mobile games	130,392	—	—
Other services	7,065	—	178,002

Total	12,812,421	417,998	178,002

	For the year ended December 31, 2017
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	7,429,906	—	—
Value-added services	695,798	—	—
Mobile marketing	514,279	—	—
Mobile games	241,388	—	—
Other services	3,452	—	1,567
Total	8,884,823	—	1,567

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2018	2019
A	14%	26%
B	5%	12%
C	12%	9%

Users or customers accounting for 10% or more of accounts receivables is as follows:

	As of December 31,
	2018	2019
D	59%	0%